RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Related party transactions, revenue from the agreement with Neviah	$ 242